Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income:
Net Appreciation in Fair Value of Investments	$ 9,206,458	$ 6,740,532
Interest and Dividend Income	2,637,892	1,885,236
Total Investment Income	11,844,350	8,625,768
Interest Income on Notes Receivable from Participants	89,065	57,511
Contributions:
Employer	3,453,402	3,263,161
Participants	7,088,798	6,663,213
Rollovers	828,374	1,447,975
Total Contributions	11,370,574	11,374,349
Total Additions	23,303,989	20,057,628
Deductions:
Benefits Paid to Participants	7,202,639	10,324,278
Administrative Expenses	41,766	94,365
Total Deductions	7,244,405	10,418,643
Net Increase	16,059,584	9,638,985
Beginning of Year	69,601,254	59,962,269
End of Year	$ 85,660,838	$ 69,601,254